Fair Value Measurements (Financial Assets Measured At Fair Value On Recurring Basis Using Significant Unobservable Inputs) (Details) (Significant Unobservable Inputs (Level 3) [Member], USD $)
In Thousands
	3 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2011 Auction-Rate Securities [Member]	Jun. 30, 2010 Auction-Rate Securities [Member]	Jun. 30, 2010 Auction-Rate Securities [Member]	Jun. 30, 2010 Auction-Rate Securities Rights [Member]	Jun. 30, 2011 Auction-Rate Securities Rights [Member]	Jun. 30, 2010 Auction-Rate Securities Rights [Member]	Jun. 30, 2010	Jun. 30, 2010
Financial assets measured at fair value on a recurring basis, beginning balance	$ 17,409	$ 186,851	$ 207,334	$ 13,749	$ 17,332	$ 15,659	$ 200,600	$ 222,993
Securities sold or redeemed		(182,850)	(205,050)				(182,850)	(205,050)
Changes in fair value recorded in earnings		13,714	15,420	(13,749)		(15,659)	(35)	(239)
Unrealized gain included in other comprehensive loss	96	(20)	(9)		173		(20)	(9)
Financial assets measured at fair value on a recurring basis, ending balance	$ 17,505	$ 17,695	$ 17,695		$ 17,505		$ 17,695	$ 17,695